Ultra Series Fund | September 30, 2024

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 46.9%

Bond Funds - 25.5%

iShares Aaa - A Rated Corporate Bond ETF	26,365	$1,295,840
iShares Treasury Floating Rate Bond ETF	51,441	2,602,915
Janus Henderson Mortgage-Backed Securities ETF	44,815	2,090,620
Schwab Intermediate-Term U.S. Treasury ETF (A)	144,649	7,319,239
		13,308,614
Foreign Stock Funds - 7.6%

Franklin FTSE Japan ETF (A)	37,332	1,135,639
iShares MSCI Emerging Markets Asia ETF	16,082	1,260,025
Vanguard FTSE Europe ETF	22,676	1,612,264
		4,007,928
Stock Funds - 13.8%

Distillate U.S. Fundamental Stability & Value ETF	37,778	2,143,146
Energy Select Sector SPDR Fund ETF	10,203	895,823
Invesco S&P 500 Quality ETF (A)	39,870	2,682,055
Vanguard Information Technology ETF (A)	2,510	1,472,165
		7,193,189
Total Exchange Traded Funds ( Cost $22,206,201 )		24,509,731

INVESTMENT COMPANIES - 48.7%

Bond Funds - 38.0%

Madison Core Bond Fund, Class R6 (B) (C)	2,163,094	19,835,575

Stock Funds - 10.7%

Madison Investors Fund, Class R6 (C)	178,623	5,569,451

Total Investment Companies ( Cost $24,758,551 )		25,405,026

SHORT-TERM INVESTMENTS - 11.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.94%	2,128,347	2,128,347
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 5.02%	3,722,988	3,722,988

Total Short-Term Investments ( Cost $5,851,335 )		5,851,335

TOTAL INVESTMENTS - 106.8% ( Cost $52,816,087 )		55,766,092

NET OTHER ASSETS AND LIABILITIES - (6.8%)		(3,551,479)

TOTAL NET ASSETS - 100.0%		$52,214,613

(A)	All or a portion of these securities, with an aggregate fair value of $3,798,434, are on loan as part of a securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/individual/corebondfund.
(C)	Affiliated Company.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 54.4%

Bond Funds - 18.1%

iShares Aaa - A Rated Corporate Bond ETF	11,333	$557,017
iShares Treasury Floating Rate Bond ETF	133,868	6,773,721
Janus Henderson Mortgage-Backed Securities ETF	54,128	2,525,071
Schwab Intermediate-Term U.S. Treasury ETF (A)	207,817	10,515,540
		20,371,349
Foreign Stock Funds - 14.0%

Franklin FTSE Japan ETF (A)	144,046	4,381,879
iShares MSCI Emerging Markets Asia ETF	61,534	4,821,189
Vanguard FTSE Europe ETF	90,755	6,452,681
		15,655,749
Stock Funds - 22.3%

Distillate U.S. Fundamental Stability & Value ETF	101,141	5,737,729
Energy Select Sector SPDR Fund ETF	36,475	3,202,505
Invesco S&P 500 Quality ETF	153,450	10,322,581
Vanguard Information Technology ETF	9,921	5,818,865
		25,081,680
Total Exchange Traded Funds ( Cost $54,146,191 )		61,108,778

INVESTMENT COMPANIES - 42.9%

Bond Funds - 24.0%

Madison Core Bond Fund, Class R6 (B)	2,942,557	26,983,250

Stock Funds - 18.9%

Madison Investors Fund, Class R6 (B)	624,846	19,482,713
Madison Mid Cap Fund, Class R6 (B)	95,816	1,740,984
		21,223,697
Total Investment Companies ( Cost $40,396,904 )		48,206,947

SHORT-TERM INVESTMENTS - 4.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.94%	3,458,554	3,458,554
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.02%	1,221,650	1,221,650

Total Short-Term Investments ( Cost $4,680,204 )		4,680,204

TOTAL INVESTMENTS - 101.5% ( Cost $99,223,299 )		113,995,929

NET OTHER ASSETS AND LIABILITIES - (1.5%)		(1,703,585)

TOTAL NET ASSETS - 100.0%		$112,292,344

(A)	All or a portion of these securities, with an aggregate fair value of $2,139,398, are on loan as part of a securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 63.8%

Bond Funds - 12.3%

iShares Treasury Floating Rate Bond ETF	52,349	$2,648,860
Janus Henderson Mortgage-Backed Securities ETF	8,979	418,870
Schwab Intermediate-Term U.S. Treasury ETF (A)	41,404	2,095,042
		5,162,772
Foreign Stock Funds - 19.0%

Franklin FTSE Japan ETF (A)	69,463	2,113,065
iShares MSCI Emerging Markets Asia ETF	30,510	2,390,459
Vanguard FTSE Europe ETF	48,424	3,442,946
		7,946,470
Stock Funds - 32.5%

Distillate U.S. Fundamental Stability & Value ETF	61,283	3,476,585
Energy Select Sector SPDR Fund ETF	19,196	1,685,409
Invesco S&P 500 Quality ETF	77,719	5,228,157
iShares Core S&P Small-Cap ETF	1,872	218,949
Vanguard Information Technology ETF (A)	5,093	2,987,146
		13,596,246
Total Exchange Traded Funds ( Cost $23,372,346 )		26,705,488

INVESTMENT COMPANIES - 34.3%

Bond Funds - 12.0%

Madison Core Bond Fund, Class R6 (B)	548,259	5,027,538

Stock Funds - 22.3%

Madison Investors Fund, Class R6 (B)	272,035	8,482,063
Madison Mid Cap Fund, Class R6 (B)	46,287	841,034
		9,323,097
Total Investment Companies ( Cost $10,646,245 )		14,350,635

SHORT-TERM INVESTMENTS - 8.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.94%	762,960	762,960
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.02%	2,852,985	2,852,985

Total Short-Term Investments ( Cost $3,615,945 )		3,615,945

TOTAL INVESTMENTS - 106.7% ( Cost $37,634,536 )		44,672,068

NET OTHER ASSETS AND LIABILITIES - (6.7%)		(2,803,523)

TOTAL NET ASSETS - 100.0%		$41,868,545

(A)	All or a portion of these securities, with an aggregate fair value of $2,789,012, are on loan as part of a securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 96.3%

Bond Funds - 48.0%

iShares Aaa - A Rated Corporate Bond ETF (A)	61,189	$3,007,439
Janus Henderson Mortgage-Backed Securities ETF (A)	299,358	13,965,051
Madison Aggregate Bond ETF (B)	1,325,000	27,738,743
Madison Short-Term Strategic Income ETF (B)	1,512,500	31,338,849
		76,050,082
Stock Funds - 48.3%

Global X MLP ETF (A)	90,844	4,358,695
Madison Covered Call ETF (B)	1,970,000	38,412,636
Madison Dividend Value ETF (B)	1,275,000	27,756,750
Vanguard Dividend Appreciation ETF (A)	31,000	6,139,860
		76,667,941
Total Exchange Traded Funds ( Cost $147,191,078 )		152,718,023

	Par Value
COLLATERALIZED MORTGAGE OBLIGATION - 0.0%

PSMC Trust, Series 2019-2, Class A1 (C) (D) (E), 3.5%, 10/25/49	$501	497
Total Collateralized Mortgage Obligations ( Cost $509 )		497

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%

GSAMP Trust, Series 2006-S5, Class M5 (C) (E), 7.488% 9/25/36	2,190,000	—
Total Commercial Mortgage-Backed Securities ( Cost $—)		—

MORTGAGE BACKED SECURITIES - 0.0%

Fannie Mae - 0.0%

7%, 11/1/31 Pool # 607515	7,278	7,556
7%, 5/1/32 Pool # 644591	898	932
		8,488
Freddie Mac - 0.0%

4.5%, 2/1/25 Pool # J11722	1,347	1,352
4.5%, 5/1/25 Pool # J12247	1,882	1,887
8%, 6/1/30 Pool # C01005	3,459	3,631
		6,870
Ginnie Mae - 0.0%

6.5%, 4/20/31 Pool # 3068	7,441	7,832

Total Mortgage Backed Securities ( Cost $22,333 )		23,190

	Shares
SHORT-TERM INVESTMENTS - 4.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 4.94%	5,873,208	5,873,208
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.02%	877,500	877,500

Total Short-Term Investments ( Cost $6,750,708 )		6,750,708

TOTAL INVESTMENTS - 100.6% ( Cost $153,964,628 )		159,492,418

NET OTHER ASSETS AND LIABILITIES - (0.6%)		(991,831)

TOTAL NET ASSETS - 100.0%		$158,500,587

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Diversified Income Fund Portfolio of Investments (unaudited)

(A)	All or a portion of these securities, with an aggregate fair value of $1,215,792, are on loan as part of a securities lending program.
(B)	Affiliated Company.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at September 30, 2024.
(D)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(E)	Floating rate or variable rate note. Rate shown is as of September 30, 2024.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,2)

ASSET BACKED SECURITIES - 3.1%

Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	$227,262	$229,222
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	250,000	251,779
Dell Equipment Finance Trust, Series 2023-2, Class A2 (A), 5.84%, 1/22/29	41,641	41,723
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	52,268	52,003
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	140,278	141,484
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A (A), 1.99%, 6/25/26	350,000	344,632
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 3/15/28	250,000	252,901
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	5,356	5,332
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	40,601	40,038
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	61,334	61,422
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	70,385	70,590
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	300,000	298,664
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	66,945	64,909
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A (A) (B) (C), 5.848%, 1/25/64	262,039	264,669
Total Asset Backed Securities ( Cost $2,115,593 )		2,119,368

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%

Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	59,668	58,151
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	261,955	235,864
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	237,862	5,820
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, CMO, 5%, 5/25/49	249,323	249,593
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	379,177	20,953
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	89,495	87,923
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	141,309	141,453
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	145,268	152,428
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,061,185	160,338
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	136,725	118,489
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	32,142	118
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4%, 11/25/49	12,783	12,226
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.473%, 2/25/50	52,428	48,122
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	294,659	249,945
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	433,256	387,889
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	127,827	113,048
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	834	828
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3%, 5/25/50	54,793	49,656
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	156,349	140,590
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	255,356	227,636
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	208,066	187,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	6,816	6,557
Total Collateralized Mortgage Obligations ( Cost $3,142,493 )		2,655,293

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	108,340	107,363
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (B) (C), 0.414%, 9/25/26	11,029,475	47,622
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.845%, 1/25/48	450,000	446,687
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.684%, 3/25/53	150,000	140,903
Government National Mortgage Association, Series 2024-153, Class AB, 4.5%, 3/16/65	250,000	249,650
GSAMP Trust, Series 2006-S5, Class M5 (B) (C), 7.488% 9/25/36	4,940,000	—
Total Commercial Mortgage-Backed Securities ( Cost $1,005,727 )		992,225

CORPORATE NOTES AND BONDS - 28.9%

Communication Services - 0.4%

AT&T, Inc., 2.25%, 2/1/32	50,000	42,874
SBA Communications Corp., 3.875%, 2/15/27	250,000	243,632
		286,506

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Core Bond Fund Portfolio of Investments (unaudited)

Consumer Discretionary - 1.7%

American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	116,667	116,498
Clarios Global LP/Clarios U.S. Finance Co. (A), 6.25%, 5/15/26	150,000	149,963
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	200,000	199,358
Lowe’s Cos., Inc., 3%, 10/15/50	300,000	203,665
Royal Caribbean Cruises Ltd., 7.5%, 10/15/27	150,000	161,034
Tractor Supply Co., 1.75%, 11/1/30	200,000	172,288
Tractor Supply Co., 5.25%, 5/15/33	150,000	155,968
		1,158,774

Consumer Staples - 0.8%

Keurig Dr. Pepper, Inc., 3.8%, 5/1/50	300,000	242,164
Lamb Weston Holdings, Inc. (A) (E), 4.875%, 5/15/28	150,000	148,826
Performance Food Group, Inc. (A), 5.5%, 10/15/27	150,000	149,625
		540,615

Energy - 4.7%

Devon Energy Corp., 5.2%, 9/15/34	400,000	397,802
Diamondback Energy, Inc., 5.4%, 4/18/34	250,000	254,993
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	150,000	140,236
Energy Transfer LP, 5.25%, 4/15/29	300,000	308,300
Energy Transfer LP, 6.55%, 12/1/33	250,000	276,025
EnLink Midstream Partners LP, 5.45%, 6/1/47	550,000	519,910
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	296,139
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	274,701
MPLX LP, 4.8%, 2/15/29	50,000	50,753
MPLX LP, 2.65%, 8/15/30	200,000	179,861
ONEOK, Inc., 5.85%, 1/15/26	100,000	101,519
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	150,000	150,525
Valero Energy Corp., 4%, 6/1/52	100,000	77,414
Valero Energy Partners LP, 4.5%, 3/15/28	250,000	250,660
		3,278,838

Financials - 12.1%

Aflac, Inc., 4.75%, 1/15/49	250,000	234,710
Air Lease Corp., 1.875%, 8/15/26	250,000	238,675
American Express Co., (Secured Overnight Financing Rate + 1.940%) (C), 6.489%, 10/30/31	250,000	276,220
Athene Holding Ltd., 6.25%, 4/1/54	125,000	132,899
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	150,000	138,544
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	225,000	189,635
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (C), 4.927%, 5/10/28	200,000	202,323
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (C), 6.312%, 6/8/29	200,000	210,567
Citibank NA, 5.803%, 9/29/28	250,000	264,483
Citigroup Inc., VRN, (5 year CMT + 1.730%) (C), 5.411%, 9/19/39	150,000	149,367
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (C), 4.91%, 5/24/33	250,000	251,660
Discover Bank, 3.45%, 7/27/26	75,000	73,404
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	84,518
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	167,706
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.337%, 4/25/33	200,000	191,994
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	200,000	176,969
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	200,000	195,053
Intercontinental Exchange, Inc., 4.6%, 3/15/33	125,000	125,892
Jefferies Financial Group, Inc., 2.625%, 10/15/31	250,000	216,689
Jefferies Financial Group, Inc., 6.2%, 4/14/34	100,000	106,949
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (C), 5.336%, 1/23/35	250,000	261,053
KeyBank NA (E), 5%, 1/26/33	250,000	247,503
KeyCorp, 4.1%, 4/30/28	300,000	295,429
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	183,003
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	275,000	276,049
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (C), 1.928%, 4/28/32	250,000	211,934
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (C), 5.466%, 1/18/35	250,000	261,124
Nasdaq, Inc. (E), 1.65%, 1/15/31	200,000	169,672
Old Republic International Corp., 3.85%, 6/11/51	250,000	189,192
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	204,882
PNC Bank NA, 2.7%, 10/22/29	125,000	114,444
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (C), 6.875%, 10/20/34	200,000	228,778

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Core Bond Fund Portfolio of Investments (unaudited)

Realty Income Corp., 4.85%, 3/15/30	200,000	204,747
Regions Financial Corp., 1.8%, 8/12/28	295,000	266,245
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (C), 3.031%, 11/1/34	125,000	115,485
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	219,033
Truist Bank, 2.25%, 3/11/30	325,000	286,503
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (C), 5.867%, 6/8/34	300,000	318,669
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (C), 5.384%, 1/23/30	125,000	129,728
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (C), 4.839%, 2/1/34	225,000	224,636
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.100%) (C), 2.393%, 6/2/28	250,000	237,635
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (C) (E), 5.198%, 1/23/30	125,000	128,773
		8,402,774

Health Care - 2.1%

Amgen, Inc., 5.65%, 3/2/53	75,000	78,792
Block, Inc. (E), 2.75%, 6/1/26	300,000	290,881
Centene Corp. (E), 2.45%, 7/15/28	300,000	276,346
Cigna Group, 4.375%, 10/15/28	50,000	50,172
Cigna Group (E), 4.9%, 12/15/48	200,000	188,147
Health Care Service Corp. (A), 2.2%, 6/1/30	250,000	222,136
Humana, Inc., 5.375%, 4/15/31	100,000	103,473
J.M. Smucker Co. (E), 6.2%, 11/15/33	250,000	276,294
		1,486,241

Industrials - 3.3%

Ball Corp., 4.875%, 3/15/26	250,000	248,987
Boeing Co. (A), 6.858%, 5/1/54	250,000	274,262
Carrier Global Corp., 3.577%, 4/5/50	51,000	40,148
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	274,690
Quanta Services, Inc., 2.9%, 10/1/30	250,000	229,917
TD SYNNEX Corp., 1.75%, 8/9/26	250,000	237,449
Textron, Inc., 2.45%, 3/15/31	250,000	218,447
United Rentals North America, Inc., 5.5%, 5/15/27	300,000	300,282
Vulcan Materials Co., 3.5%, 6/1/30	200,000	191,251
WRKCo, Inc., 3.9%, 6/1/28	250,000	245,253
		2,260,686

Information Technology - 2.1%

Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	10,150
Dell International LLC/EMC Corp., 8.35%, 7/15/46	62,000	83,761
Dell International LLC/EMC Corp., 3.45%, 12/15/51	275,000	201,201
Fiserv, Inc., 3.5%, 7/1/29	200,000	193,110
Gartner, Inc. (A), 4.5%, 7/1/28	150,000	148,457
HP, Inc., 2.65%, 6/17/31	200,000	176,725
Iron Mountain, Inc. (A), 4.5%, 2/15/31	125,000	118,573
Oracle Corp., 3.95%, 3/25/51	350,000	281,235
VMware LLC, 2.2%, 8/15/31	250,000	214,555
		1,427,767

Materials - 0.6%

Celanese U.S. Holdings LLC, 6.165%, 7/15/27	150,000	155,354
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	297,144
		452,498

Utilities - 1.1%

Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	169,028
Duke Energy Corp., 3.75%, 9/1/46	250,000	197,651
Florida Power & Light Co., 4.8%, 5/15/33	250,000	255,664
Interstate Power & Light Co., 3.5%, 9/30/49	225,000	168,294
		790,637
Total Corporate Notes and Bonds ( Cost $21,237,521 )		20,085,336

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Core Bond Fund Portfolio of Investments (unaudited)

FOREIGN CORPORATE BONDS - 3.7%

Energy - 0.2%

Enbridge, Inc., 5.7%, 3/8/33	125,000	131,636

Financials - 2.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	300,000	288,924
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	201,036
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	300,000	288,572
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (C), 5.475%, 2/22/31	250,000	262,070
Royal Bank of Canada, 5.15%, 2/1/34	175,000	181,768
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	248,089
UBS Group AG, (1 year CMT + 2.050%) (A) (C), 4.703%, 8/5/27	200,000	200,497
		1,670,956

Health Care - 0.7%

Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	200,000	204,877
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	350,000	268,253
		473,130

Industrials - 0.4%

BAE Systems PLC (A), 5.3%, 3/26/34	250,000	259,600
Total Foreign Corporate Bonds ( Cost $2,589,281 )		2,535,322

LONG TERM MUNICIPAL BONDS - 1.1%

General - 1.1%

Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34	800,000	795,423
Total Long Term Municipal Bonds ( Cost $804,519 )		795,423

MORTGAGE BACKED SECURITIES - 34.4%

Fannie Mae - 20.2%

3%, 9/1/30 Pool # 890696	242,388	236,645
3%, 12/1/30 Pool # AL8924	92,801	90,953
7%, 11/1/31 Pool # 607515	7,278	7,556
3.5%, 12/1/31 Pool # MA0919	29,009	28,525
6.5%, 3/1/32 Pool # 631377	10,435	10,765
7%, 5/1/32 Pool # 644591	1,634	1,696
6.5%, 6/1/32 Pool # 545691	64,458	67,409
3.5%, 8/1/32 Pool # MA3098	32,602	32,137
5.5%, 11/1/33 Pool # 555880	97,080	99,861
4%, 2/1/35 Pool # MA2177	347,533	345,784
3.5%, 12/1/35 Pool # MA2473	197,130	192,659
4%, 6/1/36 Pool # AL8618	92,219	91,267
2.5%, 9/1/36 Pool # FS4049	393,068	371,432
5.5%, 10/1/36 Pool # 901723	48,009	49,198
6.5%, 10/1/36 Pool # 894118	55,041	56,735
6%, 11/1/36 Pool # 902510	182,668	192,014
6%, 10/1/37 Pool # 947563	159,820	168,510
4.5%, 5/1/38 Pool # MA5013	199,032	199,514
6.5%, 8/1/38 Pool # 987711	227,504	244,241
3%, 11/1/39 Pool # MA3831	44,664	41,833
4%, 1/1/41 Pool # AB2080	359,037	354,761
2.5%, 5/1/41 Pool # MA4334	366,812	330,713
4.5%, 7/1/41 Pool # AB3274	155,297	157,026
5.5%, 7/1/41 Pool # AL6588	323,265	334,906
4%, 9/1/41 Pool # AJ1406	157,581	155,754
2.5%, 3/1/42 Pool # CB3076	404,064	361,014
3.5%, 6/1/42 Pool # AO4136	392,995	375,398
4%, 6/1/42 Pool # MA1087	106,132	104,388
3.5%, 8/1/42 Pool # AP2133	183,335	175,165
3.5%, 9/1/42 Pool # AB6228	314,518	300,174

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Core Bond Fund Portfolio of Investments (unaudited)

4%, 10/1/42 Pool # AP7363	263,468	259,028
3.5%, 3/1/43 Pool # AT0310	232,888	222,599
4%, 1/1/45 Pool # AS4257	51,513	50,262
4.5%, 2/1/45 Pool # MA2193	101,126	101,398
3.5%, 11/1/45 Pool # BA4907	124,183	117,136
3.5%, 12/1/45 Pool # AS6309	97,252	91,729
4.5%, 10/1/46 Pool # MA2783	19,994	20,014
4%, 12/1/46 Pool # BD2379	59,843	58,224
3%, 1/1/47 Pool # BE0108	205,752	189,387
2.5%, 12/1/47 Pool # FM3165	412,258	367,155
3%, 1/1/48 Pool # FM1303	504,673	464,561
4%, 7/1/48 Pool # MA3415	96,344	93,646
3%, 1/1/49 Pool # FS4296	303,441	281,526
4%, 11/1/50 Pool # FM5530	263,978	256,478
2%, 12/1/51 Pool # FM9925	649,567	547,411
2%, 1/1/52 Pool # CB2601	335,533	282,983
2.5%, 3/1/52 Pool # BV4133	256,472	222,891
2.5%, 4/1/52 Pool # FS4138	222,894	194,196
4%, 5/1/52 Pool # FS1704	161,626	156,631
4%, 5/1/52 Pool # CB3678	223,906	215,416
4%, 5/1/52 Pool # CB3627	686,830	660,113
3.5%, 6/1/52 Pool # CB3845	651,073	609,003
4.5%, 8/1/52 Pool # FS2605	446,684	439,597
4.5%, 8/1/52 Pool # CB4383	665,220	657,881
5%, 10/1/52 Pool # MA4785	421,906	422,031
5.5%, 10/1/52 Pool # MA4786	281,668	285,510
5%, 11/1/52 Pool # MA4806	323,985	324,526
5%, 12/1/52 Pool # MA4841	220,526	220,891
5.5%, 12/1/52 Pool # MA4842	86,519	87,753
4.5%, 7/1/53 Pool # FS4996	201,523	198,886
5.5%, 9/1/53 Pool # FS5575	321,637	328,212
5.5%, 5/1/54 Pool # FS7759	418,516	424,324
		14,029,431

Freddie Mac - 14.2%

4.5%, 2/1/25 Pool # J11722	2,246	2,253
4.5%, 5/1/25 Pool # J12247	6,690	6,710
8%, 6/1/30 Pool # C01005	4,323	4,539
7%, 3/1/31 Pool # C48129	19,771	20,544
2.5%, 2/1/32 Pool # ZS8641	76,007	72,877
5.5%, 11/1/34 Pool # A28282	137,316	142,634
2.5%, 6/1/35 Pool # RC1421	144,427	136,479
5.5%, 1/1/37 Pool # G04593	62,618	64,976
2%, 3/1/41 Pool # RB5105	352,656	308,104
4%, 10/1/41 Pool # Q04092	177,288	175,367
3%, 9/1/42 Pool # C04233	503,223	467,784
3%, 4/1/43 Pool # V80026	653,830	607,235
3%, 4/1/43 Pool # V80025	663,612	616,320
3.5%, 8/1/44 Pool # Q27927	184,201	175,421
3%, 7/1/45 Pool # G08653	217,406	200,913
3.5%, 8/1/45 Pool # Q35614	277,909	262,884
3%, 10/1/46 Pool # G60722	329,120	302,906
4%, 3/1/47 Pool # Q46801	87,764	85,456
3.5%, 12/1/47 Pool # Q52955	119,250	112,609
2.5%, 4/1/48 Pool # QA2240	331,883	295,430
3%, 7/1/49 Pool # QA1033	174,011	158,871
2.5%, 1/1/52 Pool # SD7552	998,580	874,791
3.5%, 4/1/52 Pool # SD0960	635,995	599,785
3.5%, 5/1/52 Pool # QE2363	173,717	161,909
3.5%, 5/1/52 Pool # RA7380	208,619	195,133
3%, 8/1/52 Pool # SD7556	593,430	539,769
4.5%, 11/1/52 Pool # SD8266	448,309	440,711
5%, 11/1/52 Pool # SD8267	175,436	175,525
5.5%, 11/1/52 Pool # SD1859	217,579	222,230
4.5%, 12/1/52 Pool # SD1921	307,790	305,165
5%, 12/1/52 Pool # SD8276	222,267	222,380
5%, 2/1/53 Pool # SD8299	227,655	227,624
5%, 2/1/53 Pool # SD2334	277,472	277,456
5.5%, 2/1/53 Pool # SD2172	271,343	277,900

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Core Bond Fund Portfolio of Investments (unaudited)

5%, 5/1/53 Pool # SD2875	363,857	368,895
6%, 9/1/53 Pool # SD3739	413,405	427,179
6%, 9/1/53 Pool # SD8363	227,083	232,235
5.5%, 2/1/54 Pool # SD4901	97,221	98,782
		9,867,781

Ginnie Mae - 0.0%

6.5%, 2/20/29 Pool # 2714	9,760	10,007
6.5%, 4/20/31 Pool # 3068	9,035	9,510
		19,517
Total Mortgage Backed Securities ( Cost $24,572,341 )		23,916,729

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.1%

Federal Home Loan Bank - 0.3%

6.050%, 11/21/31	200,000	200,267

U.S. Treasury Bonds - 12.2%

6.625%, 2/15/27	2,000,000	2,144,844
4.500%, 5/15/38	2,000,000	2,127,969
3.750%, 8/15/41	1,000,000	963,164
4.625%, 5/15/44	565,000	598,194
3.000%, 5/15/45	750,000	622,793
2.500%, 5/15/46	500,000	376,367
3.375%, 11/15/48	500,000	432,695
1.250%, 5/15/50	750,000	400,664
1.875%, 2/15/51	500,000	312,773
4.125%, 8/15/53	500,000	497,227
		8,476,690

U.S. Treasury Notes - 9.6%

4.625%, 6/15/27	300,000	308,004
4.000%, 2/29/28	400,000	405,281
2.875%, 5/15/28	2,000,000	1,951,172
2.625%, 2/15/29	2,200,000	2,114,149
3.875%, 11/30/29	500,000	506,191
4.000%, 7/31/30	350,000	356,604
4.250%, 6/30/31	175,000	181,036
4.000%, 2/15/34	750,000	762,070
4.375%, 5/15/34	100,000	104,609
		6,689,116
Total U.S. Government and Agency Obligations ( Cost $15,877,073 )		15,366,073

	Shares

SHORT-TERM INVESTMENTS - 3.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 4.94%	798,457	798,457
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.02%	1,697,815	1,697,815
Total Short-Term Investments ( Cost $2,496,272 )		2,496,272

TOTAL INVESTMENTS - 102.1% ( Cost $73,840,820 )		70,962,041

NET OTHER ASSETS AND LIABILITIES - (2.1%)		(1,462,790)

TOTAL NET ASSETS - 100.0%		$69,499,251

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Core Bond Fund Portfolio of Investments (unaudited)

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at September 30, 2024.
(C)	Floating rate or variable rate note. Rate shown is as of September 30, 2024.
(D)	Stepped rate security. Rate shown is as of September 30, 2024.
(E)	All or a portion of these securities, with an aggregate fair value of $1,661,559, are on loan as part of a securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily
IO	Interest Only.
PLC	Public Limited Company.
LLC	Limited Liability Company.
LP	Limited Partnership.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,2)
CORPORATE NOTES AND BONDS - 83.4%

Communication Services - 14.3%

Advantage Sales & Marketing, Inc. (A), 6.5%, 11/15/28	$150,000	$142,387
Cars.com, Inc. (A), 6.375%, 11/1/28	150,000	150,469
Frontier Communications Holdings LLC (A), 5%, 5/1/28	225,000	223,313
Lamar Media Corp., 4.875%, 1/15/29	200,000	197,590
Millennium Escrow Corp. (A), 6.625%, 8/1/26	225,000	141,481
Netflix, Inc., 6.375%, 5/15/29	200,000	218,371
Nexstar Media, Inc. (A) (B), 4.75%, 11/1/28	150,000	143,077
Outfront Media Capital LLC/Outfront Media Capital Corp. (A), 4.25%, 1/15/29	125,000	119,022
SBA Communications Corp., 3.875%, 2/15/27	250,000	243,632
		1,579,342
Consumer Discretionary - 14.3%

American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	175,000	174,747
Boyne USA, Inc. (A) (B), 4.75%, 5/15/29	100,000	96,115
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (A) (B), 11%, 4/15/29	144,375	145,250
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	399,447
QVC, Inc. (A) (B), 6.875%, 4/15/29	160,000	132,937
RHP Hotel Properties LP/RHP Finance Corp. (A), 4.5%, 2/15/29	175,000	169,322
Royal Caribbean Cruises Ltd., 7.5%, 10/15/27	150,000	161,034
United Airlines, Inc. (A), 4.375%, 4/15/26	125,000	123,096
Williams Scotsman, Inc. (A), 6.125%, 6/15/25	175,000	174,822
		1,576,770
Consumer Staples - 9.4%

B&G Foods, Inc. (B), 5.25%, 9/15/27	220,000	211,211
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	124,721
Lamb Weston Holdings, Inc. (A) (B), 4.875%, 5/15/28	150,000	148,826
Lamb Weston Holdings, Inc. (A), 4.125%, 1/31/30	185,000	173,526
Performance Food Group, Inc. (A), 5.5%, 10/15/27	225,000	224,437
U.S. Foods, Inc. (A), 6.875%, 9/15/28	150,000	156,339
		1,039,060
Energy - 5.2%

Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	121,382
Buckeye Partners LP (A), 4.125%, 3/1/25	101,000	100,163
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	225,000	225,788
Sunoco LP/Sunoco Finance Corp., 4.5%, 4/30/30	135,000	129,363
		576,696
Financials - 11.2%

Jefferies Finance LLC/JFIN Co-Issuer Corp. (A), 5%, 8/15/28	200,000	190,189
LPL Holdings, Inc. (A), 4%, 3/15/29	225,000	215,218
MGIC Investment Corp., 5.25%, 8/15/28	200,000	198,407
MPT Operating Partnership LP/MPT Finance Corp. (B), 3.5%, 3/15/31	150,000	109,597
Nationstar Mortgage Holdings, Inc. (A) (B), 5%, 2/1/26	130,000	129,370
OneMain Finance Corp., 3.875%, 9/15/28	225,000	208,586
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (A), 3.875%, 3/1/31	200,000	183,767
		1,235,134
Health Care - 3.6%

AdaptHealth LLC (A) (B), 4.625%, 8/1/29	50,000	46,309
HCA, Inc., 5.875%, 2/15/26	250,000	252,612
Medline Borrower LP (A), 3.875%, 4/1/29	100,000	94,669
		393,590

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

High Income Fund Portfolio of Investments (unaudited)

Industrials - 18.1%

Ball Corp., 6.875%, 3/15/28	100,000	103,555
Clean Harbors, Inc. (A), 6.375%, 2/1/31	150,000	153,663
Energizer Holdings, Inc. (A), 4.75%, 6/15/28	210,000	203,771
EnerSys (A), 4.375%, 12/15/27	125,000	121,327
Graphic Packaging International LLC (A), 3.5%, 3/15/28	150,000	142,871
Madison IAQ LLC (A), 4.125%, 6/30/28	200,000	192,987
Roller Bearing Co. of America, Inc. (A), 4.375%, 10/15/29	175,000	167,767
Sealed Air Corp. (A), 5%, 4/15/29	200,000	196,964
Summit Materials LLC/Summit Materials Finance Corp. (A), 7.25%, 1/15/31	100,000	105,820
TransDigm, Inc. (A), 6.875%, 12/15/30	125,000	130,880
United Rentals North America, Inc., 5.5%, 5/15/27	250,000	250,235
Waste Pro USA, Inc. (A), 5.5%, 2/15/26	225,000	223,857
		1,993,697
Information Technology - 5.9%

CDW LLC / CDW Finance Corp., 5.1%, 3/1/30	250,000	253,565
Gartner, Inc. (A), 4.5%, 7/1/28	150,000	148,457
Iron Mountain, Inc. (A), 5.25%, 7/15/30	150,000	148,052
Playtika Holding Corp. (A), 4.25%, 3/15/29	110,000	100,959
		651,033
Utilities - 1.4%

Calpine Corp. (A), 3.75%, 3/1/31	160,000	148,319

Total Corporate Notes and Bonds ( Cost $9,428,314 )		9,193,641

FOREIGN CORPORATE BONDS - 4.6%

Communication Service - 0.5%

Telesat Canada/Telesat LLC (A), 6.5%, 10/15/27	175,000	58,067

Consumer Discretionary - 4.1%

Carnival Corp. (A), 5.75%, 3/1/27	200,000	202,627
International Game Technology PLC (A), 4.125%, 4/15/26	250,000	246,768
		449,395

Total Foreign Corporate Bonds ( Cost $625,476 )		507,462

	Shares
EXCHANGE TRADED FUNDS - 4.3%

Bond Funds - 4.3%

iShares iBoxx High Yield Corporate Bond ETF (B)	5,900	473,770

Total Exchange Traded Funds ( Cost $508,730 )		473,770

SHORT-TERM INVESTMENTS - 20.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.94%	757,890	757,890
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.02%	1,511,958	1,511,958

Total Short-Term Investments ( Cost $2,269,848 )		2,269,848

TOTAL INVESTMENTS - 112.9% ( Cost $12,832,368 )		12,444,721

NET OTHER ASSETS AND LIABILITIES - (12.9%)		(1,426,778)

TOTAL NET ASSETS - 100.0%		$11,017,943

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

High Income Fund Portfolio of Investments (unaudited)

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	All or a portion of these securities, with an aggregate fair value of $1,479,760, are on loan as part of a securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2 )
COMMON STOCKS - 98.4%

Communication Service - 3.3%

Comcast Corp., Class A	148,900	$6,219,553

Consumer Discretionary - 10.0%

Home Depot, Inc.	18,150	7,354,380
Lowe’s Cos., Inc.	21,900	5,931,615
McDonald’s Corp.	9,150	2,786,266
Starbucks Corp.	27,300	2,661,477
		18,733,738
Consumer Staples - 8.3%

Colgate-Palmolive Co.	38,400	3,986,304
Hershey Co.	18,000	3,452,040
PepsiCo, Inc.	28,550	4,854,928
Procter & Gamble Co.	18,400	3,186,880
		15,480,152
Energy - 9.8%

Chevron Corp.	33,500	4,933,545
ConocoPhillips	32,300	3,400,544
EOG Resources, Inc.	48,400	5,949,812
Exxon Mobil Corp.	35,200	4,126,144
		18,410,045

Equity Real Estate Investment Trusts (REITs) - 3.1%

American Tower Corp., REIT	24,700	5,744,232

Financials - 19.7%

Bank of America Corp.	111,700	4,432,256
BlackRock, Inc.	6,950	6,599,094
CME Group, Inc.	29,200	6,442,980
JPMorgan Chase & Co.	21,000	4,428,060
Morgan Stanley	69,100	7,202,984
Northern Trust Corp.	29,100	2,619,873
U.S. Bancorp	111,500	5,098,895
		36,824,142
Health Care - 12.4%

Abbott Laboratories	36,800	4,195,568
AbbVie, Inc.	27,000	5,331,960
Johnson & Johnson	40,700	6,595,842
Medtronic PLC	78,700	7,085,361
		23,208,731
Industrials - 19.0%

Automatic Data Processing, Inc.	28,000	7,748,440
Caterpillar, Inc.	5,622	2,198,877
Cummins, Inc.	10,900	3,529,311
Fastenal Co.	98,500	7,034,870
Honeywell International, Inc.	30,600	6,325,326
Paychex, Inc.	24,200	3,247,398
Union Pacific Corp.	22,000	5,422,560
		35,506,782

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Large Cap Value Fund Portfolio of Investments (unaudited)

Information Technology - 6.2%

Accenture PLC, Class A	6,000	2,120,880
Analog Devices, Inc.	11,600	2,669,972
Texas Instruments, Inc.	32,800	6,775,496
		11,566,348

Materials - 2.1%

Air Products & Chemicals, Inc.	13,300	3,959,942

Utilities - 4.5%

NextEra Energy, Inc.	99,400	8,402,282

Total Common Stocks
( Cost $142,005,870 )		184,055,947

SHORT-TERM INVESTMENTS - 1.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.94%	2,983,667	2,983,667

Total Short-Term Investments
( Cost $2,983,667 )		2,983,667

TOTAL INVESTMENTS - 100.0% ( Cost $144,989,537 )		187,039,614

NET OTHER ASSETS AND LIABILITIES - 0.0%		(61,784)

TOTAL NET ASSETS - 100.0%		$186,977,830

(A)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 99.7%

Communication Services - 9.0%

Alphabet, Inc., Class C	93,458	$15,625,243
Liberty Broadband Corp., Class C *	41,794	3,230,258
		18,855,501
Consumer Discretionary - 14.5%

Amazon.com, Inc. *	51,331	9,564,505
Lowe's Cos., Inc.	32,247	8,734,100
NIKE, Inc., Class B	39,605	3,501,082
Starbucks Corp.	44,091	4,298,432
TJX Cos., Inc.	35,196	4,136,938
		30,235,057
Consumer Staples - 1.5%

Dollar Tree, Inc. *	45,659	3,210,741

Financials - 33.0%

Capital Markets - 4.6%

Brookfield Corp. (A)	108,643	5,774,375
Charles Schwab Corp.	60,676	3,932,412
		9,706,787
Commercial Banks - 2.8%

U.S. Bancorp	125,929	5,758,733

Financial Services - 12.4%

Berkshire Hathaway, Inc., Class B *	18,839	8,670,838
Fiserv, Inc. *	59,679	10,721,332
Visa, Inc., Class A	23,307	6,408,260
		25,800,430
Insurance - 13.2%

Arch Capital Group Ltd. *	127,547	14,269,958
Marsh & McLennan Cos., Inc.	24,605	5,489,130
Progressive Corp.	30,810	7,818,346
		27,577,434
		68,843,384
Health Care - 11.0%

Agilent Technologies, Inc.	47,294	7,022,213
Alcon, Inc.	84,305	8,436,401
Danaher Corp.	14,038	3,902,845
Elevance Health, Inc.	6,841	3,557,320
		22,918,779
Industrials - 16.7%

Copart, Inc. *	126,867	6,647,831
Deere & Co.	10,749	4,485,880
Ferguson Enterprises, Inc.	29,636	5,884,820
PACCAR, Inc.	86,395	8,525,459
Parker-Hannifin Corp.	14,779	9,337,668
		34,881,658

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Large Cap Growth Fund Portfolio of Investments (unaudited)

Information Technology - 14.0%

Accenture PLC, Class A	18,772	6,635,526
Analog Devices, Inc.	36,195	8,331,003
Keysight Technologies, Inc. *	46,505	7,391,040
Texas Instruments, Inc.	33,542	6,928,771
		29,286,340
Total Common Stocks ( Cost $106,258,896 )		208,231,460

SHORT-TERM INVESTMENTS - 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.94%	616,804	616,804

Total Short-Term Investments ( Cost $616,804 )		616,804

TOTAL INVESTMENTS - 100.0% ( Cost $106,875,700 )		208,848,264

NET OTHER ASSETS AND LIABILITIES - 0.0%		12,584

TOTAL NET ASSETS - 100.0%		$208,860,848

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $5,358,754, are on loan as part of a securities lending program.
(B)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 94.6%

Communication Services - 4.9%

Liberty Broadband Corp., Class C *	48,060	$3,714,557
Liberty Media Corp.-Liberty Formula One, Class C *	48,905	3,786,714
		7,501,271
Consumer Discretionary - 17.4%

Asbury Automotive Group, Inc. *	13,599	3,244,586
CarMax, Inc. *	30,923	2,392,822
Floor & Decor Holdings, Inc., Class A *	38,030	4,722,185
Lithia Motors, Inc.	10,266	3,260,892
Ross Stores, Inc.	56,177	8,455,200
Thor Industries, Inc.	39,073	4,293,732
		26,369,417
Consumer Staples - 4.9%

Brown-Forman Corp., Class B	67,427	3,317,409
Dollar Tree, Inc. *	57,407	4,036,860
		7,354,269
Financials - 23.0%

Arch Capital Group Ltd. *	119,809	13,404,231
Brookfield Asset Management Ltd., Class A (A)	67,241	3,179,827
Brown & Brown, Inc.	75,080	7,778,288
Cullen/Frost Bankers, Inc.	13,401	1,499,036
Glacier Bancorp, Inc.	36,603	1,672,757
Moelis & Co., Class A	54,894	3,760,788
W.R. Berkley Corp.	64,040	3,632,989
		34,927,916
Health Care - 5.5%

Labcorp Holdings, Inc.	19,452	4,347,133
Waters Corp. *	10,926	3,932,158
		8,279,291
Industrials - 16.6%

Armstrong World Industries, Inc.	20,286	2,666,189
Carlisle Cos., Inc.	14,956	6,726,461
Copart, Inc. *	114,700	6,010,280
Expeditors International of Washington, Inc.	18,888	2,481,883
Graco, Inc.	17,603	1,540,439
PACCAR, Inc.	57,914	5,714,953
		25,140,205
Information Technology - 22.3%

Amphenol Corp., Class A	85,881	5,596,006
Arista Networks, Inc. *	11,488	4,409,324
CDW Corp.	20,651	4,673,321
Gartner, Inc. *	19,420	9,841,279
Microchip Technology, Inc.	28,045	2,251,733
MKS Instruments, Inc.	33,663	3,659,505
Teledyne Technologies, Inc. *	7,877	3,447,448
		33,878,616
Total Common Stocks ( Cost $64,617,029 )		143,450,985

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Mid Cap Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 7.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.94%	7,620,624	7,620,624
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 5.02%	3,046,698	3,046,698

Total Short-Term Investments ( Cost $10,667,322 )		10,667,322

TOTAL INVESTMENTS - 101.6% ( Cost $75,284,351 )		154,118,307

NET OTHER ASSETS AND LIABILITIES - (1.6%)		(2,428,250)

TOTAL NET ASSETS - 100.0%		$151,690,057

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $3,116,029, are on loan as part of a securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 98.0%

Australia - 1.9%

Treasury Wine Estates Ltd.	44,511	$370,090

Brazil - 1.4%

Itau Unibanco Holding SA, ADR	42,123	280,118

Canada - 4.9%

Cameco Corp.	8,372	399,847
Canadian Pacific Kansas City Ltd. (A)	3,533	302,213
Manulife Financial Corp.	8,460	249,993
		952,053
China - 8.3%

Alibaba Group Holding Ltd., ADR	5,428	576,020
Ping An Insurance Group Co. of China Ltd., Class H	65,390	415,184
Tencent Holdings Ltd.	11,232	628,912
		1,620,116
Denmark - 1.1%

Genmab AS *	904	220,033

France - 8.4%

Air Liquide SA	1,239	239,294
Airbus SE	3,206	469,444
Hermes International SCA	98	241,131
LVMH Moet Hennessy Louis Vuitton SE	321	246,533
STMicroelectronics NV	7,867	233,886
Worldline SA * (B)	28,378	206,838
		1,637,126
Germany - 11.8%

adidas AG	1,667	441,258
Deutsche Telekom AG	20,596	604,942
KION Group AG	9,188	361,157
SAP SE, ADR	1,393	319,136
Siemens AG	1,711	345,537
Symrise AG	1,542	213,190
		2,285,220
Hong Kong - 2.5%

AIA Group Ltd.	55,520	490,952

India - 7.4%

HDFC Bank Ltd., ADR	8,558	535,388
Infosys Ltd., ADR (A)	16,202	360,819
Larsen & Toubro Ltd., GDR	12,206	542,450
		1,438,657
Ireland - 2.4%

Kerry Group PLC, Class A	4,536	470,244

Israel - 1.7%

CyberArk Software Ltd. *	1,133	330,394

Italy - 1.0%

Ferrari NV	422	198,386

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

International Stock Fund Portfolio of Investments (unaudited)

Japan - 18.5%

CyberAgent, Inc.	43,629	310,507
Daiichi Sankyo Co. Ltd.	10,400	341,912
Keyence Corp.	481	230,231
Lasertec Corp.	1,400	231,928
Mitsubishi UFJ Financial Group, Inc.	23,600	240,250
Murata Manufacturing Co. Ltd.	14,179	278,474
Nidec Corp.	10,000	210,214
Pan Pacific International Holdings Corp.	17,200	443,939
Shin-Etsu Chemical Co. Ltd.	5,800	242,597
Shiseido Co. Ltd.	9,400	254,785
Sony Group Corp.	19,485	378,427
Toray Industries, Inc.	73,853	434,798
		3,598,062
Mexico - 5.1%

Fomento Economico Mexicano SAB de CV, ADR	2,419	238,779
Grupo Mexico SAB de CV, Series B	73,207	408,978
Wal-Mart de Mexico SAB de CV, ADR	11,542	349,723
		997,480
Netherlands - 3.3%

ASML Holding NV	490	408,293
NXP Semiconductors NV	932	223,689
		631,982
Norway - 1.4%

Norsk Hydro ASA	40,852	265,503

Switzerland - 6.6%

Lonza Group AG	666	421,324
Nestle SA	1,866	188,061
Partners Group Holding AG	253	380,512
Sika AG	894	296,601
		1,286,498
Taiwan - 1.9%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,162	375,475

United Kingdom – 8.4%

AstraZeneca PLC	3,402	529,912
Diageo PLC	6,480	226,100
Prudential PLC	32,251	300,855
Shell PLC	10,711	349,103
Wise PLC, Class A *	23,905	215,619
		1,621,589

Total Common Stocks ( Cost $17,946,069 )		19,069,978

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

International Stock Fund Portfolio of Investments (unaudited)

Short-Term Investments - 3.1%

United States - 3.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.94%	300,131	300,131
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.02%	302,060	302,060

Total Short-Term Investments ( Cost $602,191 )		602,191

TOTAL INVESTMENTS - 101.1% ( Cost $18,548,260 )		19,672,169

NET OTHER ASSETS AND LIABILITIES - (1.1%)		(217,205)

TOTAL NET ASSETS - 100.0%		$19,454,964

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $651,626, are on loan as part of a securities lending program.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 9/30/24
Collateral for Securities on Loan	1.6%
Communication Services	7.9%
Consumer Discretionary	13.0%
Consumer Staples	10.8%
Energy	3.9%
Financials	16.9%
Health Care	7.8%
Industrials	11.5%
Information Technology	15.4%
Materials	10.8%
Short-Term Investments	1.5%
Net Other Assets and Liabilities	(1.1)%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 97.5%

Bond Funds - 78.2%

iShares 7-10 Year Treasury Bond ETF	27,790	$2,726,755
iShares Aaa - A Rated Corporate Bond ETF	16,171	794,805
Janus Henderson Mortgage-Backed Securities ETF	64,715	3,018,955
Schwab Intermediate-Term U.S. Treasury ETF	36,981	1,871,238
SPDR Portfolio Short Term Treasury ETF	98,400	2,893,944
		11,305,697
Foreign Stock Funds - 5.2%

iShares MSCI Emerging Markets Asia ETF	2,462	192,898
iShares MSCI International Quality Factor ETF	9,599	398,262
JPMorgan BetaBuilders Japan ETF	1,628	96,508
WisdomTree Europe Hedged Equity Fund ETF	1,560	70,044
		757,712
Stock Funds - 14.1%

Distillate Small/Mid Cash Flow ETF	2,160	77,889
Distillate U.S. Fundamental Stability & Value ETF	12,567	712,926
Invesco S&P 500 Quality ETF	12,011	807,980
iShares Global Energy ETF	1,790	72,459
Vanguard Health Care ETF	369	104,132
Vanguard Information Technology ETF	436	255,723
		2,031,109

Total Exchange Traded Funds ( Cost $13,236,186 )		14,094,518

SHORT-TERM INVESTMENTS - 2.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.94%	357,434	357,434

Total Short-Term Investments ( Cost $357,434 )		357,434

TOTAL INVESTMENTS - 100.0% ( Cost $13,593,620 )		14,451,952

NET OTHER ASSETS AND LIABILITIES – (0.0)%		(4,338)

TOTAL NET ASSETS - 100.0%		$14,447,614

(A)	7-day yield.

ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 98.1%

Bond Funds - 59.7%

iShares 7-10 Year Treasury Bond ETF	81,506	$7,997,369
iShares Aaa - A Rated Corporate Bond ETF	41,696	2,049,358
Janus Henderson Mortgage-Backed Securities ETF	186,041	8,678,813
Schwab Intermediate-Term U.S. Treasury ETF	105,682	5,347,509
SPDR Portfolio Short Term Treasury ETF	274,172	8,063,399
		32,136,448
Foreign Stock Funds - 10.6%

iShares MSCI Emerging Markets Asia ETF	19,460	1,524,691
iShares MSCI International Quality Factor ETF	57,440	2,383,186
JPMorgan BetaBuilders Japan ETF	16,434	974,207
WisdomTree Europe Hedged Equity Fund ETF	17,891	803,306
		5,685,390
Stock Funds - 27.8%

Distillate Small/Mid Cash Flow ETF	15,834	570,974
Distillate U.S. Fundamental Stability & Value ETF	88,108	4,998,367
Invesco S&P 500 Quality ETF	82,351	5,539,752
iShares Global Energy ETF	15,787	639,057
Vanguard Health Care ETF	3,089	871,716
Vanguard Information Technology ETF	4,010	2,351,945
		14,971,811

Total Exchange Traded Funds ( Cost $47,655,370 )		52,793,649

SHORT-TERM INVESTMENTS - 2.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.94%	1,153,887	1,153,887

Total Short-Term Investments ( Cost $1,153,887 )		1,153,887

TOTAL INVESTMENTS - 100.3% ( Cost $48,809,257 )		53,947,536

NET OTHER ASSETS AND LIABILITIES - (0.3%)		(146,892)

TOTAL NET ASSETS - 100.0%		$53,800,644

(A)	7-day yield.

ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 95.9%

Bond Funds - 39.5%

iShares 7-10 Year Treasury Bond ETF	40,986	$4,021,547
iShares Aaa - A Rated Corporate Bond ETF	23,893	1,174,341
iShares Treasury Floating Rate Bond ETF	5,902	298,641
Janus Henderson Mortgage-Backed Securities ETF	94,991	4,431,330
Schwab Intermediate-Term U.S. Treasury ETF	73,337	3,710,852
SPDR Portfolio Short Term Treasury ETF	89,615	2,635,577
		16,272,288
Foreign Stock Funds - 15.1%

iShares MSCI Emerging Markets Asia ETF	21,961	1,720,644
iShares MSCI International Quality Factor ETF	58,155	2,412,851
JPMorgan BetaBuilders Japan ETF	18,486	1,095,850
WisdomTree Europe Hedged Equity Fund ETF	21,986	987,172
		6,216,517
Stock Funds - 41.3%

Distillate Small/Mid Cash Flow ETF	15,592	562,248
Distillate U.S. Fundamental Stability & Value ETF	103,047	5,845,856
Invesco S&P 500 Quality ETF	88,265	5,937,587
iShares Global Energy ETF	18,382	744,103
Vanguard Health Care ETF	3,361	948,474
Vanguard Information Technology ETF	5,023	2,946,090
		16,984,358
Total Exchange Traded Funds ( Cost $34,711,798 )		39,473,163

SHORT-TERM INVESTMENTS - 4.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.94%	1,679,442	1,679,442

Total Short-Term Investments ( Cost $1,679,442 )		1,679,442

TOTAL INVESTMENTS - 100.0% ( Cost $36,391,240 )		41,152,605

NET OTHER ASSETS AND LIABILITIES - 0.0%		2,532

TOTAL NET ASSETS - 100.0%		$41,155,137

(A)	7-day yield.

ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 95.7%

Bond Funds - 29.3%

iShares 7-10 Year Treasury Bond ETF	27,760	$2,723,811
iShares Aaa - A Rated Corporate Bond ETF	12,864	632,266
iShares Treasury Floating Rate Bond ETF	8,850	447,810
Janus Henderson Mortgage-Backed Securities ETF	62,263	2,904,569
Schwab Intermediate-Term U.S. Treasury ETF	53,991	2,731,944
SPDR Portfolio Short Term Treasury ETF	38,912	1,144,402
		10,584,802
Foreign Stock Funds - 17.7%

iShares MSCI Emerging Markets Asia ETF	22,629	1,772,982
iShares MSCI International Quality Factor ETF	59,303	2,460,482
JPMorgan BetaBuilders Japan ETF	20,225	1,198,938
WisdomTree Europe Hedged Equity Fund ETF	21,779	977,877
		6,410,279
Stock Funds - 48.7%

Distillate Small/Mid Cash Flow ETF	16,692	601,913
Distillate U.S. Fundamental Stability & Value ETF	104,659	5,937,305
Invesco S&P 500 Quality ETF	95,217	6,405,248
iShares Global Energy ETF	19,200	777,216
Vanguard Health Care ETF	3,239	914,046
Vanguard Information Technology ETF	5,077	2,977,762
		17,613,490
Total Exchange Traded Funds ( Cost $29,874,934 )		34,608,571

SHORT-TERM INVESTMENTS - 4.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.94%	1,558,728	1,558,728

Total Short-Term Investments ( Cost $1,558,728 )		1,558,728

TOTAL INVESTMENTS - 100.0% ( Cost $31,433,662 )		36,167,299

NET OTHER ASSETS AND LIABILITIES – (0.0)%		(7,924)

TOTAL NET ASSETS - 100.0%		$36,159,375

(A)	7-day yield.

ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2024

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

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Ultra Series Fund | September 30, 2024

Notes to Portfolio of Investments (Unaudited) - continued

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended September 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2024, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2024, in valuing the funds' investments carried at fair value:

Fund[1]	Level 1	Level 2	Level 3	Value at 9/30/24
Conservative Allocation
Exchange Traded Funds	$24,509,731	$—	$—	$24,509,731
Investment Companies	25,405,026	—	—	25,405,026
Short-Term Investments	5,851,335	—	—	5,851,335
	55,766,092	—	—	55,766,092
Moderate Allocation
Exchange Traded Funds	61,108,778	—	—	61,108,778
Investment Companies	48,206,947	—	—	48,206,947
Short-Term Investments	4,680,204	—	—	4,680,204
	113,995,929	—	—	113,995,929
Aggressive Allocation
Exchange Traded Funds	26,705,488	—	—	26,705,488
Investment Companies	14,350,635	—	—	14,350,635
Short-Term Investments	3,615,945	—	—	3,615,945
	44,672,068	—	—	44,672,068
Diversified Income
Exchange Traded Funds	152,718,023	—	—	152,718,023
Collateralized Mortgage Obligations	—	497	—	497
Mortgage Backed Securities	—	23,190	—	23,190
Short-Term Investments	6,750,708	—	—	6,750,708
	159,468,731	23,687	—	159,492,418
Core Bond
Asset Backed Securities	—	2,119,368	—	2,119,368
Collateralized Mortgage Obligations	—	2,655,293	—	2,655,293
Commercial Mortgage-Backed Securities	—	992,225	—	992,225
Corporate Notes and Bonds	—	20,085,336	—	20,085,336
Foreign Corporate Bonds	—	2,535,322	—	2,535,322
Long-Term Municipal Bonds	—	795,423	—	795,423
Mortgage Backed Securities	—	23,916,729	—	23,916,729
U.S. Government and Agency Obligations	—	15,366,073	—	15,366,073
Short-Term Investments	2,496,272	—	—	2,496,272
	2,496,272	68,465,769	—	70,962,041
High Income
Corporate Notes and Bonds	—	9,193,641	—	9,193,641
Foreign Corporate Bonds	—	507,462	—	507,462
Exchange Traded Funds	473,770	—	—	473,770
Short-Term Investments	2,269,848	—	—	2,269,848
	2,743,618	9,701,103	—	12,444,721

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Ultra Series Fund | September 30, 2024

Notes to Portfolio of Investments (Unaudited) - concluded

Large Cap Value
Common Stocks	184,055,947	—	—	184,055,947
Short-Term Investments	2,983,667	—	—	2,983,667
	187,039,614	—	—	187,039,614
Large Cap Growth
Common Stocks	208,231,460	—	—	208,231,460
Short-Term Investments	616,804	—	—	616,804
	208,848,264	—	—	208,848,264
Mid Cap
Common Stocks	143,450,985	—	—	143,450,985
Short-Term Investments	10,667,322	—	—	10,667,322
	154,118,307	—	—	154,118,307
International Stock
Common Stocks
Australia	370,090	—	—	370,090
Brazil	280,118	—	—	280,118
Canada	952,053	—	—	952,053
China	1,620,116	—	—	1,620,116
Denmark	220,033	—	—	220,033
France	1,637,126	—	—	1,637,126
Germany	2,285,220	—	—	2,285,220
Hong Kong	490,952	—	—	490,952
India	1,438,657	—	—	1,438,657
Ireland	470,244	—	—	470,244
Israel	330,394	—	—	330,394
Italy	198,386	—	—	198,386
Japan	3,598,062	—	—	3,598,062
Mexico	997,480	—	—	997,480
Netherlands	631,982	—	—	631,982
Norway	265,503	—	—	265,503
Switzerland	1,286,498	—	—	1,286,498
Taiwan	375,475	—	—	375,475
United Kingdom	1,621,589	—	—	1,621,589
Short-Term Investments	602,191	—	—	602,191
	19,672,169	—	—	19,672,169
Madison Target Retirement 2020 Fund	14,451,952	—	—	14,451,952

Madison Target Retirement 2030 Fund	53,947,536	—	—	53,947,536

Madison Target Retirement 2040 Fund	41,152,605	—	—	41,152,605

Madison Target Retirement 2050 Fund	36,167,299	—	—	36,167,299

1See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Target Allocation Funds and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

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